Investee Companies and other investments (Summary of Information on Operating Results) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Income for the year	€ 53,360	$ 56,908	€ 45,721	[1]	€ 9,645
Company's share of income of investee	€ 1,206		€ 117		€ 1,525
Dori Energy [Member]
Disclosure of associates [line items]
Rate of ownership as of December 31	50.00%	50.00%	50.00%
Income for the year	€ (61)		€ (602)
Company's share	(31)		(301)
Elimination of interest on loan from related party	1,475		878
Other Adjustments	(238)		(459)
Company's share of income of investee	€ 1,206		€ 118

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.